Unaudited Quarterly Data (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 CNY (¥) ¥ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 CNY (¥) ¥ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Schedule of Quarterly Financial Information [Line Items]
Revenue	¥ 70,903	$ 10,212	¥ 61,560	$ 9,231	¥ 59,316	$ 8,925	¥ 62,147	$ 9,638	¥ 253,926	$ 36,573
Gross loss	5,465	787	1,056	158	5,626	846	5,589	867	17,736	2,555	¥ (4)	¥ (17,153)
Net loss	¥ (18,803)	$ (2,709)	¥ (13,428)	$ (2,014)	¥ (10,197)	$ (1,536)	¥ (12,055)	$ (1,868)	¥ (54,483)	$ (7,847)	¥ (69,065)	¥ (71,327)
Basic and diluted loss per share | (per share)	¥ (5.76)	$ (0.83)	¥ (4.12)	$ (0.60)	¥ (3.12)	$ (0.48)	¥ (3.68)	$ (0.56)	¥ (16.68)	$ (2.40)	¥ (21.15)	¥ (21.84)